Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs - (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties				$ 0
Gross capitalized costs		$ 2,329,769	$ 1,737,205	1,369,554
Accumulated depreciation		(773,424)	(549,885)	(364,964)
Total net capitalized costs		1,556,345	1,187,320	1,004,590
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Unproved properties				15,359
Gross capitalized costs		46,088	41,441	18,476
Accumulated depreciation		(2,972)	(281)	(94)
Total net capitalized costs		43,116	41,160	18,382
Machinery, facilities, software licenses and other | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	71,839	37,519	34,407
Machinery, facilities, software licenses and other | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	723	476	485
Oil & gas properties and wells [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	2,108,966	1,614,708	1,258,223
Oil & gas properties and wells [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	40,381	34,698
Work In Progress [Member] | Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	148,964	84,978	76,924
Work In Progress [Member] | Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Proved Properties	[1]	$ 4,984	$ 6,267	$ 2,632

[1]	Including capitalized amounts related to Well plugging and abandonment and (impairment) reversal of long-lived assets.